Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Azoria 500 Meritocracy ETF
Shareholder Report [Line Items]
Fund Name	Azoria 500 Meritocracy ETF
Class Name	Azoria 500 Meritocracy ETF
Trading Symbol	SPXM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Azoria 500 Meritocracy ETF (the "Fund") for the period July 7, 2025 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.InvestAzoria.com. You can also request this information by contacting us at (833) 777-7232 or by writing to the Azoria 500 Meritocracy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 777-7232
Additional Information Website	www.InvestAzoria.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azoria 500 Meritocracy ETF	$20	0.47%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.47%
Net Assets	$ 30,562,000
Holdings Count | Holdings	463
Advisory Fees Paid, Amount	$ 56,734
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$30,562
Number of Holdings	463
Total Advisory Fee	$56,734
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets) (a)
(a)	Does not round to 0.1%.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	6.7
Apple, Inc.	6.5
Microsoft Corp.	5.9
Alphabet, Inc.	5.8
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
Meta Platforms, Inc.	2.6
Tesla, Inc.	2.3
Eli Lilly & Co.	1.9
Berkshire Hathaway, Inc.	1.8

Material Fund Change [Text Block]

How Has the Fund Changed?

After considering all relevant information, including without limitation recent litigation involving a principal of the sub-adviser, Azoria Capital LLC, the Board of Trustees (the “Board”) of Tidal Trust III determined it was in the best interests of each Fund and its shareholders to liquidate and terminate each Fund.

Each Fund ceased trading on Cboe BZX Exchange, Inc. (the “Exchange”) and was closed to purchase by investors as of the close of regular trading on the Exchange on December 8, 2025 (the “Closing Date”). On December 15, 2025 (the “Liquidation Date”), each Fund liquidated its assets. Liquidation proceeds were paid to shareholders following the liquidation date.

Azoria TSLA Convexity ETF
Shareholder Report [Line Items]
Fund Name	Azoria TSLA Convexity ETF
Class Name	Azoria TSLA Convexity ETF
Trading Symbol	TSLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Azoria TSLA Convexity ETF (the "Fund") for the period September 29, 2025 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.InvestAzoria.com. You can also request this information by contacting us at (833) 777-7232 or by writing to the Azoria TSLA Convexity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 777-7232
Additional Information Website	www.InvestAzoria.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azoria TSLA Convexity ETF	$16	0.97%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.97%
Net Assets	$ 3,317,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 8,050
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$3,317
Number of Holdings	5
Total Advisory Fee	$8,050
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Top Holdings	(% of total net assets)
U.S. Treasury Bill, 12/18/2025, 3.74%	27.4
Tesla, Inc., Expiration: 6/17/2027; Exercise Price: $700.00	14.3
Tesla, Inc., Expiration: 1/15/2027; Exercise Price: $690.00	6.9
Tesla, Inc. Swap; Maturity Date: 09/28/2028	5.2

Material Fund Change [Text Block]

How Has the Fund Changed?

After considering all relevant information, including without limitation recent litigation involving a principal of the sub-adviser, Azoria Capital LLC, the Board of Trustees (the “Board”) of Tidal Trust III determined it was in the best interests of each Fund and its shareholders to liquidate and terminate each Fund.

Each Fund ceased trading on Cboe BZX Exchange, Inc. (the “Exchange”) and was closed to purchase by investors as of the close of regular trading on the Exchange on December 8, 2025 (the “Closing Date”). On December 15, 2025 (the “Liquidation Date”), each Fund liquidated its assets. Liquidation proceeds were paid to shareholders following the liquidation date.